Shareholders equity	9 Months Ended
Sep. 30, 2021
Shareholders equity
Shareholders' equity

10. Shareholders’ equity

The authorized share capital of the Company amounting to € 13,600,000 consists of 170,000,000 ordinary shares and 170,000,000 preference shares with a par value of € 0.04 per share. At September 30, 2021, 74,863,381 ordinary shares were issued and fully paid in cash, of which 3,708,810 were held by the Company as treasury shares (December 31, 2020: 3,926,743).

On November 7, 2018, the Company filed a shelf registration statement, which permitted the offering, issuance and sale by the Company of up to a maximum aggregate offering price of $ 300,000,000 of its ordinary shares, warrants and/or units.

On March 31, 2020, the Company entered into a sales agreement, which permitted the offering, issuance and sale by the Company of up to a maximum aggregate offering price of $ 75,000,000 of its ordinary shares that may be issued and sold in one or more at-the-market offerings with Citigroup Global Markets, Inc. and Cantor Fitzgerald & Co. In 2020, no shares were issued pursuant to this ATM facility.

In January 2021, the Company issued 585,398 ordinary shares under our sales agreement for at-the-market offerings with Citigroup Global Markets Inc. and Cantor Fitzgerald & Co. The gross proceeds from this sale amounted to € 2,767,000, with transaction costs amounting to € 114,000, resulting in net proceeds of € 2,653,000.

In April 2021, the Company consummated an underwritten public offering of 15,923,077 ordinary shares at an issue price of $ 6.50 per share. The gross proceeds from this offering amounted to € 88,115,000 while the transaction costs amounted to € 5,499,000, resulting in net proceeds of € 82,616,000.

In September 2021, the Company issued 3,989,976 shares to Eli Lilly and Company (‘Lilly”) pursuant to the global licensing and research collaboration between the Company and Lilly, resulting in net proceeds of € 23,223,000.

Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

Share options

The Company operates an equity-settled share-based compensation plan, which was introduced in 2013. Options may be granted to employees, members of the Supervisory Board, members of the Management Board and consultants. The compensation expenses included in operating costs for this plan in the nine month period ended September 30, 2021 were € 4,435,000 (nine month period ended September 30, 2020: € 6,218,000), of which € 2,580,000 (nine month period ended September 30, 2020: € 3,331,000) was recorded in general and administrative costs and € 1,855,000 (nine month period ended September 30, 2020: € 2,887,000) was recorded in research and development costs.